17. Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings Tables
Fair Value of Assets Pledged
	Book value as of December 31, 2016		Book value as of December 31, 2017
	Consolidated financial statements	thereof assets pledged	Consolidated financial statements	thereof assets pledged

Leasehold improvements and equipment	822	542	1,113	891
Inventories	197	177	241	219
Trade and other receivables	2,255	1,217	1,102	328
Other assets	516	0	800	292
Financial assets	9,487	9,487	0	0
Cash and cash equivalents	35,407	34,674	39,837	38,726
	48,684	46,096	43,093	40,457